Schedule of Components of Accounts Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 3,964,976	$ 3,166,177
Total	$ 3,964,976	$ 3,166,177